Summary of Significant Accounting Policies - Schedule of Sets Forth Revenue by Platforms (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule of Sets Forth Revenue [Line Items]
TOTAL	¥ 1,363,384	$ 186,783	¥ 1,464,871	¥ 1,953,257
Showself [Member]
Schedule of Sets Forth Revenue [Line Items]
TOTAL	330,271	45,246	334,186	521,155
Lehai [Member]
Schedule of Sets Forth Revenue [Line Items]
TOTAL	330,279	45,248	263,517	241,851
Haixiu [Member]
Schedule of Sets Forth Revenue [Line Items]
TOTAL	271,809	37,238	245,049	317,953
Beelive [Member]
Schedule of Sets Forth Revenue [Line Items]
TOTAL	212,035	29,049	304,730	545,296
Hongle [Member]
Schedule of Sets Forth Revenue [Line Items]
TOTAL	198,142	27,145	297,780	287,607
Technical services and others [Member]
Schedule of Sets Forth Revenue [Line Items]
TOTAL	¥ 20,848	$ 2,857	¥ 19,609	¥ 39,395